Debt - Debt (Detail) (USD $) In Thousands, unless otherwise specified	Feb. 24, 2013	Feb. 26, 2012
Debt Instrument [Line Items]
Total debt before debt discount	$ 302,954	$ 299,477
Debt discount	(24,561)	(34,072)
Total	278,393	265,405
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Total debt before debt discount	205,008	210,003
Second Lien Credit Agreement [Member]
Debt Instrument [Line Items]
Total debt before debt discount	$ 97,947	$ 89,474